Derivative Financial Instruments (Gain Or Loss Recognized In Earnings From The Change in Fair Value of Derivative Assets and Liabilities) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Derivative Instruments, Gain (Loss) [Line Items]
Net (loss) gain	$ (1.5)	$ 2.6	$ 5.1
S&P 500 Index Options [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) on assets recognized in earnings	(0.2)	8.4	4.7
Gain (loss) on liabilities recognized in earnings	(2.5)	8.4
Index-Based Interest Guarantees [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) on liabilities recognized in earnings	$ (1.3)	$ (5.8)	$ 0.4